Trade and other receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables
Trade and other receivables
15.	Trade and other receivables

		As restated,	As previously reported,
	June 30, 2021	December 31, 2020	December 31, 2020
Trade receivables	62,274	30,720	30,909
Deposits and prepayments	1,709	2,045	2,045
Other receivables	899	209	209
Total	64,882	32,974	33,163

The Group does not hold any collateral over the trading receivables balances.

The fair values of trade and other receivables approximate their carrying amounts as presented above. Trade receivables balance as at June 30, 2021 increased significantly in comparison with that of December 31, 2020 due to overall increase in Group’s operating activity.

The exposure of the Group to credit risk and impairment losses in relation to trade and other receivables is reported in Note 21 to these interim condensed consolidated financial statements.

The amount of ECL in respect of trade and other receivables as at June 30, 2021 and December 31, 2020 is not significant.

18. Trade and other receivables

	December 31,	December 31,
	2020	2019
Trade receivables	30,909	23,767
Deposits and prepayments	2,045	910
Other receivables	209	112
Total	33,163	24,789

The Group does not hold any collateral over the trading receivables balances.

The fair values of trade and other receivables approximate their carrying amounts as presented above.

The exposure of the Group to credit risk and impairment losses in relation to trade and other receivables is reported in Note 26 to the consolidated financial statements.

The amount of ECL in respect of trade and other receivables as at December 31, 2020 and 2019 is not significant.